SUBSEQUENT EVENTS	12 Months Ended
Jan. 31, 2026
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 10 – SUBSEQUENT EVENTS

The Company has evaluated subsequent events from the condensed consolidated balance sheet through the date of this filing and determined there were no events to disclose or that require recognition in the accompanying condensed consolidated financial statements.

On February 2, 2026, the Company was able to recover $35,000 of the $152,500 escrowed interest as recorded in other receivables. See Note 9.

On February 14, 2026, promissory notes to PV Partners, LP, Jeff Hembrock and Michael Ward were in default (see Note 3).

On March 1, 2026, promissory notes to Gil Atzmon, Jon Powell, Girish Gaitonde and Tomasa Zwicke were in default (see Note 3).

On March 3, 2026, Feehan extended the following notes to April 30, 2027, with an interest rate of 7.5% (see Notes 3 and 5):

Note Date	Amount
10/28/24	$25,000
11/4/24	$25,000
11/20/24	$25,000
12/3/24	$25,000
4/15/25	$25,000
6/30/25	$40,000
8/5/25	$15,000
9/25/25	$5,000
10/14/25	$15,000
10/31/25	$2,000
12/1/25	$2,000
12/11/25	$5,000